Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	September 30, 2024	December 31, 2023
Nordea/SEB Revolving Facility	20,000	—
ABN/CACIB Joint Bank Facility	—	45,872
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	2,517	932
Total debt	22,517	46,804
Deferred finance fees	—	(778)
Net total debt	22,517	46,026
Current portion of long-term debt	2,517	6,713
Current portion of deferred finance fees	—	(277)
Total current portion of long-term debt	2,517	6,436
Non-current portion of long-term debt	20,000	39,590

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2024
2024(1)	—
2025	2,517
2026	—
2027	20,000
2028	—
22,517

(1) Three-month period ending December 31, 2024